Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Gross [Abstract]
Land	$ 29,010	$ 30,793
Building and improvements	138,759	134,313
Machinery and equipment	240,097	252,779
Construction in progress	20,324	16,459
Property, plant and equipment, at cost	428,190	434,344
Less: accumulated depreciation	(229,595)	(236,824)
Total property, plant and equipment, net	$ 198,595	$ 197,520